SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) - USD ($)															6 Months Ended	12 Months Ended
		Jun. 29, 2021	Jun. 25, 2021	May 18, 2021	May 13, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Mar. 06, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 12, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of Options, beginning balance
Number of Warrants, beginning balance															80,000	6,290,431
Number of Options and Warrants, beginning balance															80,000	6,290,431
Number of Options expired on November 20, 2020
Number of Warrants, expired on February 19, 2021															(30,000)
Number of Options and Warrants expired on February 19, 2021															(30,000)
Number of Options expired on March 16, 2021
Number of Warrants, expired on March 16, 2021															(50,000)
Number of Options and Warrants expired on March 16, 2021															(50,000)
Number of Options, ending balance
Number of Warrants, ending balance																80,000
Number of Options and Warrants, ending balance																80,000
Warrants exercisable price																	$ 0.04
Debt principal amount		$ 114,660	$ 51,369	$ 60,000	$ 25,000		$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Number of Options granted
Number of Warrants, granted	[1]															262,500
Number of Options and Warrants granted	[1]															262,500
Number of Warrants, expired on June 20, 2020																(5,000,000)
Number of Options and Warrants expired on June 20, 2020																(5,000,000)
Number of Options, cashless exercise of warrants on August 19, 2020
Number of Warrants, cashless exercise of warrants on August 19, 2020																(262,500)
Number of Options and Warrants, cashless exercise of warrants on August 19, 2020																(262,500)
Number of Warrants, expired on October 20, 2020																(700,000)
Number of Options and Warrants expired																(700,000)
Number of Options expired on November 20, 2020
Number of Warrants, expired on November 20, 2020																(510,431)
Number of Options and Warrants expired on November 20, 2020																(510,431)
Number of common stock shares issued		14,700,000	7,225,972	6,000,000	2,500,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Assignment Agreement [Member] | Sylios Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal amount																	$ 23,000
Stock Purchase Warrant Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock shares issued														262,500

[1]	On March 12, 2020, the Company issued to Armada Investment Fund, LLC (“ARMADA”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). On March 6, 2020, ARMADA entered into an Assignment Agreement (the “Agreement”) with Sylios Corp (“Assignor”). Under the terms of the Agreement, the Assignor sold, assigned, conveyed and transferred its interest in the Securities Purchase Agreement, the Convertible Promissory Note (principal amount of $23,000), the Stock Purchase Warrant Agreement (262,500 shares of common stock) and the Registration Rights Agreement entered into by the Assignor and Company, all dated January 13, 2020.